Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognized decrease in net gain (loss)	$ (36)	$ 61	$ 15
Total recognized in other comprehensive loss (income)	$ (36)	$ 61	$ 15